Basis of Accounting - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2018
General and administrative expenses | Previously stated
Disclosure of changes in accounting estimates [line items]
Employee benefits expense	£ 0.4	£ 0.7
Research and development expenses
Disclosure of changes in accounting estimates [line items]
Employee benefits expense	£ 0.4	£ 0.7